Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.51%	13.09%
Barclay's U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
IMS Capital Value Fund - Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	21.38%	11.66%	9.13%
IMS Capital Value Fund - Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	19.87%	10.58%	8.12%
IMS Capital Value Fund - Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.34%	9.32%	7.33%
IMS Strategic Income Fund - Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	0.42%	1.54%	(2.07%)
IMS Strategic Income Fund - Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(2.04%)	(0.94%)	(4.64%)
IMS Strategic Income Fund - Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.28%	0.10%	(2.74%)